Market Risk Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Market Risk Benefit, Activity
The following table presents the transition rollforward of MRBs:

	Individual Retirement	Group Retirement	Total
(in millions)
Pre-adoption December 31, 2020 carrying amount for features now classified as MRBs	$—	$—	$—
Adjustment for the reclassification of the embedded derivative liability from policyholder contract deposits, net of the host adjustment(s)(a)	5,894	577	6,471
Adjustment for the reclassification of additional liabilities from Future policy benefits(b)	1,356	219	1,575
Adjustments for the cumulative effect of the changes in the instrument - specific credit risk between the original contract issuance date and the transition date(c)	2,140	187	2,327
Adjustment for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(d)	(516)	(89)	(605)
Adjustment for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB(e)	(1,275)	(92)	(1,367)
Post-adoption January 1, 2021 carrying amount for features now classified as MRBs	$7,599	$802	$8,401
__________________
(a)Adjustments for the reclassification from Policyholder contract deposits represents certain contract guarantees (e.g., GMWBs) that were previously classified as embedded derivatives, but have been reclassified as MRBs as of January 1, 2021, and the related host impact. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(b)Adjustments for the reclassification from Future policy benefits represents contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(c)Adjustments for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date are recognized in AOCI.
(d)Adjustment for the removal of related balances in AOCI income originating from unrealized gains (losses) with an offset to AOCI relate to the additional liabilities reclassified from Future policy benefits in the line above.
(e)Adjustment for the remaining difference represents the measurement of MRBs at fair value, excluding the impact of instrument-specific credit risk with an offset to Retained earnings.
The following is a reconciliation of MRBs by amounts in an asset position and in liability position to the MRB amounts in the Condensed Consolidated Balance Sheets at transition:

	Individual Retirement	Group Retirement	Total
(in millions)
Market risk benefit in an asset position	$176	$—	$176
Reinsured market risk benefit	162	—	162
Market Risk Benefit assets, at fair value	$338	$—	$338
Market Risk Benefit liabilities, at fair value	7,937	802	8,739
Market risk benefit, net, January 1, 2021	$7,599	$802	$8,401
The following table presents the balances of and changes in market risk benefits:

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$3,738	$296	$4,034
Balance, beginning of year, before effect of changes in instrument-specific credit risk	3,297	272	3,569
Issuances	191	9	200
Interest accrual	38	4	42
Attributed fees	235	17	252
Expected claims	(25)	(1)	(26)
Effect of changes in interest rates	478	46	524
Effect of changes in interest rate volatility	(73)	(4)	(77)
Effect of changes in equity markets	(391)	(36)	(427)
Effect of changes in equity index volatility	16	(3)	13
Actual outcome different from model expected outcome	72	1	73
Effect of changes in other future expected assumptions	(94)	(18)	(112)
Other, including foreign exchange	1	—	1
Balance, end of period, before effect of changes in instrument-specific credit risk	3,745	287	4,032
Effect of changes in the instrument-specific credit risk	339	32	371
Balance, end of period	4,084	319	4,403
Less: Reinsured MRB, end of period	(89)	—	(89)
Net Liability Balance after reinsurance recoverable	$3,995	$319	$4,314
Net amount at risk
GMDB only	$1,307	$266	$1,573
GMWB only	$63	$5	$68
Combined*	$1,726	$31	$1,757
Weighted average attained age of contract holders	71	64

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$6,452	$582	$7,034
Balance, beginning of year, before effect of changes in instrument-specific credit risk	4,518	415	4,933
Issuances	40	5	45
Interest accrual	39	6	45
Attributed fees	197	19	216
Expected claims	(13)	—	(13)
Effect of changes in interest rates	(1,381)	(125)	(1,506)
Effect of changes in interest rate volatility	172	13	185
Effect of changes in equity markets	387	16	403
Effect of changes in equity index volatility	(2)	1	(1)
Actual outcome different from model expected outcome	105	16	121
Other, including foreign exchange	1	(3)	(2)
Balance, end of period before effect of changes in instrument-specific credit risk	4,063	363	4,426
Effect of changes in the instrument-specific credit risk	1,027	82	1,109
Balance, end of period	5,090	445	5,535
Less: Reinsured MRB, end of period	(120)	—	(120)
Net Liability Balance after reinsurance recoverable	$4,970	$445	$5,415
Net amount at risk
GMDB only	$903	$186	$1,089
GMWB only	$264	$30	$294
Combined*	$752	$16	$768
Weighted average attained age of contract holders	70	63
__________________
*Certain contracts contain both guaranteed GMDB and GMWB features and are modeled together for the purposes of calculating the MRB.
The following is a reconciliation of MRBs by amounts in an asset position and in a liability position to the MRBs amount in the Condensed Consolidated Balance Sheets:

	March 31, 2023			March 31, 2022
(in millions)	Asset*	Liability*	Net	Asset*	Liability*	Net
Individual Retirement	$685	$4,680	$3,995	$524	$5,494	$4,970
Group Retirement	145	464	319	142	587	445
Total	$830	$5,144	$4,314	$666	$6,081	$5,415
___________________
*Cash flows and attributed fees for MRBs are determined on a policy level basis and are reported based on their asset or liability position at the balance sheet date.
For additional information related to fair value measurements of MRBs, see Note 4.

The following table presents the transition rollforward of MRBs:

	Individual Retirement	Group Retirement	Total
(in millions)
Pre-adoption December 31, 2020 carrying amount for features now classified as MRBs	$—	$—	$—
Adjustment for the reclassification of the embedded derivative liability from policyholder contract deposits, net of the host adjustment(s)(a)	5,894	577	6,471
Adjustment for the reclassification of additional liabilities from Future policy benefits(b)	1,356	219	1,575
Adjustments for the cumulative effect of the changes in our own credit risk between the original contract issuance date and the transition date(c)	2,140	187	2,327
Adjustment for the removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(d)	(516)	(89)	(605)
Adjustment for the remaining difference (exclusive of our own credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB(e)	(1,275)	(92)	(1,367)
Post-adoption January 1, 2021 carrying amount for features now classified as MRBs	$7,599	$802	$8,401
__________________
(a)Adjustments for the reclassification from Policyholder contract deposits represents certain contract guarantees (e.g., GMWBs) that were previously classified as embedded derivatives, but have been reclassified as MRBs as of January 1, 2021, and the related host impact. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(b)Adjustments for the reclassification from Future policy benefits represents contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. The impact on Retained earnings or AOCI resulting from the simultaneous remeasurement of the guarantee as a market risk benefit is reflected in the lines below.
(c)Adjustments for the cumulative effect of the changes in our own credit risk between the original contract issuance date and the transition date are recognized in AOCI.
(d)Adjustment for the removal of related balances in AOCI originating from unrealized gains (losses) with an offset to AOCI relate to the additional liabilities reclassified from Future policy benefits in the line above.
(e)Adjustment for the remaining difference represents the measurement of MRBs at fair value, excluding the impact of our own credit risk with an offset to Retained earnings.
The following is a reconciliation of MRBs by amounts in an asset position and in liability position to the MRB amounts in the Consolidated Balance Sheets at transition:

	Individual Retirement	Group Retirement	Total
(in millions)
Market risk benefit in an asset position	$176	$—	$176
Reinsured market risk benefit	162	—	162
Market Risk Benefit assets, at fair value	$338	—	$338
Market Risk Benefit liabilities, at fair value	7,937	802	8,739
Market risk benefit, net, January 1, 2021	$7,599	$802	$8,401
The following table presents the balances of and changes in market risk benefits:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$6,452	$582	$7,034
Balance, beginning of year, before effect of changes in our own credit risk	4,518	415	4,933
Issuances	263	25	288
Interest accrual	172	21	193
Attributed fees	864	70	934
Expected claims	(83)	(2)	(85)
Effect of changes in interest rates	(4,087)	(371)	(4,458)
Effect of changes in interest rate volatility	263	18	281
Effect of changes in equity markets	1,382	122	1,504
Effect of changes in equity index volatility	(75)	1	(74)
Actual outcome different from model expected outcome	164	(3)	161
Effect of changes in future expected policyholder behavior	(2)	(18)	(20)
Effect of changes in other future expected assumptions	(85)	—	(85)
Other, including foreign exchange	3	(6)	(3)
Balance, end of year before effect of changes in our own credit risk	3,297	272	3,569
Effect of changes in our own credit risk	441	24	465
Balance, end of year	3,738	296	4,034
Less: Reinsured MRB, end of year	(94)	—	(94)
Net Liability Balance after reinsurance recoverable	$3,644	$296	$3,940
Net amount at risk
GMDB only	$1,615	$371	$1,986
GMWB only	$27	$1	$28
Combined*	$2,084	$39	$2,123
Weighted average attained age of contract holders	70	64

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Total
(in millions, except for attained age of contract holders)
Balance, beginning of year	$7,761	$802	$8,563
Balance, beginning of year, before effect of changes in our own credit risk	5,621	615	6,236
Issuances	247	28	275
Interest accrual	142	21	163
Attributed fees	805	74	879
Expected claims	(54)	(2)	(56)
Effect of changes in interest rates	(1,098)	(107)	(1,205)
Effect of changes in interest rate volatility	74	4	78
Effect of changes in equity markets	(1,414)	(203)	(1,617)
Effect of changes in equity index volatility	33	20	53
Actual outcome different from model expected outcome	106	8	114
Effect of changes in future expected policyholder behavior	53	(36)	17
Other, including foreign exchange	3	(7)	(4)
Balance, end of year before effect of changes in our own credit risk	4,518	415	4,933
Effect of changes in our own credit risk	1,934	167	2,101
Balance, end of year	6,452	582	7,034
Less: Reinsured MRB, end of year	(145)	—	(145)
Net Liability Balance after reinsurance recoverable	$6,307	$582	$6,889
Net amount at risk
GMDB only	$684	$159	$843
GMWB only	$831	$118	$949
Combined*	$567	$14	$581
Weighted average attained age of contract holders	70	63
__________________
*Certain contracts contain both guaranteed GMDB and GMWB features and are modeled together for the purposes of calculating the MRB.
The following is a reconciliation of MRBs by amounts in an asset position and in a liability position to the MRBs amount in the Consolidated Balance Sheets:

Years Ended December 31,	2022			2021
(in millions)	Asset*	Liability*	Net	Asset*	Liability*	Net
Individual Retirement	$661	$4,305	$3,644	$472	$6,779	$6,307
Group Retirement	135	431	296	138	720	582
Total	$796	$4,736	$3,940	$610	$7,499	$6,889
__________________
*Cash flows and attributed fees for MRBs are determined on a policy level basis and are reported based on their asset or liability position at the balance sheet date.